Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB GLOBAL BOND FUND, INC.
Entity Central Index Key	0000883676
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000028113
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Class A
Trading Symbol	ANAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAGX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANAGX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended September 30, 2024, all share classes except for the C class outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. Country allocation contributed the most to performance, namely underweights to China and Canada, and an overweight to Japan. Security selection in eurozone and US investment-grade corporate bonds and emerging-market corporates was also beneficial. Additionally, sector allocation contributed mainly from an underweight to US Treasuries and off-benchmark exposure to US high-yield corporates. These gains offset losses from yield-curve positioning, particularly in South Korea, the US and the eurozone. At the sector allocation level, off-benchmark exposure to US Treasuries and inflation-linked bonds detracted from performance, while currency decisions were also a minor detractor.

During both periods, the Fund used derivatives in the form of interest rate swaps and futures to manage and hedge duration risk and/or to take active yield-curve positioning. The Fund used currency forwards to hedge foreign currency exposure and to take active currency risk. Credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Global Aggregate Bond Index (USD hedged)
09/14	$9,573	$10,000
09/15	$9,760	$10,314
09/16	$10,418	$10,989
09/17	$10,532	$10,969
09/18	$10,497	$11,060
09/19	$11,398	$12,237
09/20	$11,689	$12,743
09/21	$11,797	$12,672
09/22	$10,214	$11,145
09/23	$10,333	$11,378
09/24	$11,490	$12,588

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	10 Years
Class A (without sales charges)	10.90%	0.16%	1.84%
Class A (with sales charges)	6.21%	-0.69%	1.40%
Bloomberg Global Aggregate Bond Index (USD hedged)	10.63%	0.57%	2.33%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANAGX-A for the most recent performance information.

AssetsNet	$ 5,823,520,550
Holdings Count | Holding	1,694
Advisory Fees Paid, Amount	$ 26,054,282
InvestmentCompanyPortfolioTurnover	302.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,823,520,550
# of Portfolio Holdings	1,694
Portfolio Turnover Rate	302%
Total Advisory Fees Paid	$26,054,282

Holdings [Text Block]

Security Type Breakdown

Value	Value
Governments - Treasuries	43.8%
Corporates - Investment Grade	26.2%
Mortgage Pass-Throughs	13.7%
Covered Bonds	3.1%
Collateralized Mortgage Obligations	2.9%
Collateralized Loan Obligations	2.6%
Local Governments - Provincial Bonds	2.3%
Asset-Backed Securities	2.1%
Inflation-Linked Securities	1.9%
Supranationals	1.8%
Governments - Sovereign Bonds	1.5%
Local Governments - Regional Bonds	1.4%
Commercial Mortgage-Backed Securities	1.4%
Other	4.7%
Short-Term Investments	1.9%
Other Assets less Liabilities	(11.3)%

Material Fund Change [Text Block]
C000057412
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Advisor Class
Trading Symbol	ANAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANAYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended September 30, 2024, all share classes except for the C class outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. Country allocation contributed the most to performance, namely underweights to China and Canada, and an overweight to Japan. Security selection in eurozone and US investment-grade corporate bonds and emerging-market corporates was also beneficial. Additionally, sector allocation contributed mainly from an underweight to US Treasuries and off-benchmark exposure to US high-yield corporates. These gains offset losses from yield-curve positioning, particularly in South Korea, the US and the eurozone. At the sector allocation level, off-benchmark exposure to US Treasuries and inflation-linked bonds detracted from performance, while currency decisions were also a minor detractor.

During both periods, the Fund used derivatives in the form of interest rate swaps and futures to manage and hedge duration risk and/or to take active yield-curve positioning. The Fund used currency forwards to hedge foreign currency exposure and to take active currency risk. Credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate Bond Index (USD hedged)
09/14	$10,000	$10,000
09/15	$10,226	$10,314
09/16	$10,942	$10,989
09/17	$11,090	$10,969
09/18	$11,083	$11,060
09/19	$12,065	$12,237
09/20	$12,405	$12,743
09/21	$12,551	$12,672
09/22	$10,905	$11,145
09/23	$11,043	$11,378
09/24	$12,316	$12,588

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	10 Years
Advisor Class	11.19%	0.41%	2.10%
Bloomberg Global Aggregate Bond Index (USD hedged)	10.63%	0.57%	2.33%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANAYX-A for the most recent performance information.

AssetsNet	$ 5,823,520,550
Holdings Count | Holding	1,694
Advisory Fees Paid, Amount	$ 26,054,282
InvestmentCompanyPortfolioTurnover	302.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,823,520,550
# of Portfolio Holdings	1,694
Portfolio Turnover Rate	302%
Total Advisory Fees Paid	$26,054,282

Holdings [Text Block]

Security Type Breakdown

Value	Value
Governments - Treasuries	43.8%
Corporates - Investment Grade	26.2%
Mortgage Pass-Throughs	13.7%
Covered Bonds	3.1%
Collateralized Mortgage Obligations	2.9%
Collateralized Loan Obligations	2.6%
Local Governments - Provincial Bonds	2.3%
Asset-Backed Securities	2.1%
Inflation-Linked Securities	1.9%
Supranationals	1.8%
Governments - Sovereign Bonds	1.5%
Local Governments - Regional Bonds	1.4%
Commercial Mortgage-Backed Securities	1.4%
Other	4.7%
Short-Term Investments	1.9%
Other Assets less Liabilities	(11.3)%

Material Fund Change [Text Block]
C000028115
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Class C
Trading Symbol	ANACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANACX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANACX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$163	1.55%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended September 30, 2024, all share classes except for the C class outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. Country allocation contributed the most to performance, namely underweights to China and Canada, and an overweight to Japan. Security selection in eurozone and US investment-grade corporate bonds and emerging-market corporates was also beneficial. Additionally, sector allocation contributed mainly from an underweight to US Treasuries and off-benchmark exposure to US high-yield corporates. These gains offset losses from yield-curve positioning, particularly in South Korea, the US and the eurozone. At the sector allocation level, off-benchmark exposure to US Treasuries and inflation-linked bonds detracted from performance, while currency decisions were also a minor detractor.

During both periods, the Fund used derivatives in the form of interest rate swaps and futures to manage and hedge duration risk and/or to take active yield-curve positioning. The Fund used currency forwards to hedge foreign currency exposure and to take active currency risk. Credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Global Aggregate Bond Index (USD hedged)
09/14	$10,000	$10,000
09/15	$10,123	$10,314
09/16	$10,744	$10,989
09/17	$10,780	$10,969
09/18	$10,645	$11,060
09/19	$11,482	$12,237
09/20	$11,673	$12,743
09/21	$11,705	$12,672
09/22	$10,069	$11,145
09/23	$10,095	$11,378
09/24	$11,132	$12,588

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	10 Years
Class C (without sales charges)	10.03%	-0.62%	1.08%
Class C (with sales charges)	9.03%	-0.62%	1.08%
Bloomberg Global Aggregate Bond Index (USD hedged)	10.63%	0.57%	2.33%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANACX-A for the most recent performance information.

AssetsNet	$ 5,823,520,550
Holdings Count | Holding	1,694
Advisory Fees Paid, Amount	$ 26,054,282
InvestmentCompanyPortfolioTurnover	302.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,823,520,550
# of Portfolio Holdings	1,694
Portfolio Turnover Rate	302%
Total Advisory Fees Paid	$26,054,282

Holdings [Text Block]

Security Type Breakdown

Value	Value
Governments - Treasuries	43.8%
Corporates - Investment Grade	26.2%
Mortgage Pass-Throughs	13.7%
Covered Bonds	3.1%
Collateralized Mortgage Obligations	2.9%
Collateralized Loan Obligations	2.6%
Local Governments - Provincial Bonds	2.3%
Asset-Backed Securities	2.1%
Inflation-Linked Securities	1.9%
Supranationals	1.8%
Governments - Sovereign Bonds	1.5%
Local Governments - Regional Bonds	1.4%
Commercial Mortgage-Backed Securities	1.4%
Other	4.7%
Short-Term Investments	1.9%
Other Assets less Liabilities	(11.3)%

Material Fund Change [Text Block]
C000057409
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Class I
Trading Symbol	ANAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANAIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended September 30, 2024, all share classes except for the C class outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. Country allocation contributed the most to performance, namely underweights to China and Canada, and an overweight to Japan. Security selection in eurozone and US investment-grade corporate bonds and emerging-market corporates was also beneficial. Additionally, sector allocation contributed mainly from an underweight to US Treasuries and off-benchmark exposure to US high-yield corporates. These gains offset losses from yield-curve positioning, particularly in South Korea, the US and the eurozone. At the sector allocation level, off-benchmark exposure to US Treasuries and inflation-linked bonds detracted from performance, while currency decisions were also a minor detractor.

During both periods, the Fund used derivatives in the form of interest rate swaps and futures to manage and hedge duration risk and/or to take active yield-curve positioning. The Fund used currency forwards to hedge foreign currency exposure and to take active currency risk. Credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg Global Aggregate Bond Index (USD hedged)
09/14	$10,000	$10,000
09/15	$10,227	$10,314
09/16	$10,944	$10,989
09/17	$11,092	$10,969
09/18	$11,089	$11,060
09/19	$12,073	$12,237
09/20	$12,409	$12,743
09/21	$12,569	$12,672
09/22	$10,907	$11,145
09/23	$11,044	$11,378
09/24	$12,311	$12,588

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	10 Years
Class I	11.14%	0.39%	2.10%
Bloomberg Global Aggregate Bond Index (USD hedged)	10.63%	0.57%	2.33%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANAIX-A for the most recent performance information.

AssetsNet	$ 5,823,520,550
Holdings Count | Holding	1,694
Advisory Fees Paid, Amount	$ 26,054,282
InvestmentCompanyPortfolioTurnover	302.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,823,520,550
# of Portfolio Holdings	1,694
Portfolio Turnover Rate	302%
Total Advisory Fees Paid	$26,054,282

Holdings [Text Block]

Security Type Breakdown

Value	Value
Governments - Treasuries	43.8%
Corporates - Investment Grade	26.2%
Mortgage Pass-Throughs	13.7%
Covered Bonds	3.1%
Collateralized Mortgage Obligations	2.9%
Collateralized Loan Obligations	2.6%
Local Governments - Provincial Bonds	2.3%
Asset-Backed Securities	2.1%
Inflation-Linked Securities	1.9%
Supranationals	1.8%
Governments - Sovereign Bonds	1.5%
Local Governments - Regional Bonds	1.4%
Commercial Mortgage-Backed Securities	1.4%
Other	4.7%
Short-Term Investments	1.9%
Other Assets less Liabilities	(11.3)%

Material Fund Change [Text Block]
C000135460
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Class Z
Trading Symbol	ANAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANAZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended September 30, 2024, all share classes except for the C class outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. Country allocation contributed the most to performance, namely underweights to China and Canada, and an overweight to Japan. Security selection in eurozone and US investment-grade corporate bonds and emerging-market corporates was also beneficial. Additionally, sector allocation contributed mainly from an underweight to US Treasuries and off-benchmark exposure to US high-yield corporates. These gains offset losses from yield-curve positioning, particularly in South Korea, the US and the eurozone. At the sector allocation level, off-benchmark exposure to US Treasuries and inflation-linked bonds detracted from performance, while currency decisions were also a minor detractor.

During both periods, the Fund used derivatives in the form of interest rate swaps and futures to manage and hedge duration risk and/or to take active yield-curve positioning. The Fund used currency forwards to hedge foreign currency exposure and to take active currency risk. Credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	Bloomberg Global Aggregate Bond Index (USD hedged)
09/14	$10,000	$10,000
09/15	$10,232	$10,314
09/16	$10,967	$10,989
09/17	$11,108	$10,969
09/18	$11,110	$11,060
09/19	$12,102	$12,237
09/20	$12,445	$12,743
09/21	$12,612	$12,672
09/22	$10,950	$11,145
09/23	$11,092	$11,378
09/24	$12,391	$12,588

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	10 Years
Class Z	11.38%	0.47%	2.17%
Bloomberg Global Aggregate Bond Index (USD hedged)	10.63%	0.57%	2.33%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANAZX-A for the most recent performance information.

AssetsNet	$ 5,823,520,550
Holdings Count | Holding	1,694
Advisory Fees Paid, Amount	$ 26,054,282
InvestmentCompanyPortfolioTurnover	302.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,823,520,550
# of Portfolio Holdings	1,694
Portfolio Turnover Rate	302%
Total Advisory Fees Paid	$26,054,282

Holdings [Text Block]

Security Type Breakdown

Value	Value
Governments - Treasuries	43.8%
Corporates - Investment Grade	26.2%
Mortgage Pass-Throughs	13.7%
Covered Bonds	3.1%
Collateralized Mortgage Obligations	2.9%
Collateralized Loan Obligations	2.6%
Local Governments - Provincial Bonds	2.3%
Asset-Backed Securities	2.1%
Inflation-Linked Securities	1.9%
Supranationals	1.8%
Governments - Sovereign Bonds	1.5%
Local Governments - Regional Bonds	1.4%
Commercial Mortgage-Backed Securities	1.4%
Other	4.7%
Short-Term Investments	1.9%
Other Assets less Liabilities	(11.3)%

Material Fund Change [Text Block]